Cover	Dec. 23, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2020
Entity File Number	001-38382
Entity Registrant Name	FTS INTERNATIONAL, INC.
Entity Central Index Key	0001529463
Entity Tax Identification Number	30-0780081
Entity Incorporation, State or Country Code	DE
City Area Code	817
Local Phone Number	862-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	FTSI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false